OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Non-Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Post-employment benefits	$ 703,788	$ 573,834
Other employee benefits	70,657	73,502
Asset retirement obligation	128,990	80,543
Other	52,677	38,082
Other liabilities – Non-current	$ 956,112	$ 765,961